COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 12,250,189	$ 12,655,098	$ 13,605,729
Commissions from credit and debit cards	9,546,677	9,714,194	10,036,236
Commissions from loans operations	305,141	308,447	484,704
Others Commissions	8,237,061	9,785,059	9,667,934
Total	$ 30,339,068	$ 32,462,798	$ 33,794,603